Taxes on Income (Schedule of Unrecognized Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of taxes on income [Abstract]
Deductible temporary differences, net	$ 6,091	$ 5,034
Capital tax losses	7,461	7,486
Operating tax losses	$ 114,345	$ 92,089